Consolidated Balance Sheets - USD ($) $ in Thousands		Nov. 30, 2014	Nov. 30, 2013
ASSETS
Cash and cash equivalents		$ 1,281,814	$ 970,505
Inventories:
Total assets	[1]	12,958,267	11,273,247
LIABILITIES AND EQUITY
Total liabilities	[2]	7,706,965	6,645,777
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock	[2]	0	0
Additional paid-in capital	[2]	2,239,704	2,721,246
Retained earnings	[2]	2,660,034	2,053,893
Treasury stock, at cost; 2014 -505,420 shares of Class A common stock and 1,679,620 shares of Class B common stock; 2013 - 12,063,466 shares of Class A common stock and 1,679,620 shares of Class B common stock	[2]	(93,440)	(628,019)
Total stockholders’ equity	[2]	4,827,020	4,168,901
Noncontrolling interests	[2]	424,282	458,569
Total equity	[2]	5,251,302	4,627,470
Total liabilities and equity	[2]	12,958,267	11,273,247
Lennar Homebuilding [Member]
ASSETS
Cash and cash equivalents	[1]	885,729	695,424
Restricted cash	[1]	9,849	36,150
Receivables, net	[1]	93,444	51,935
Inventories:
Finished homes and construction in progress	[1]	3,082,345	2,269,116
Land and land under development	[1]	4,601,802	3,871,773
Consolidated inventory not owned	[1]	52,453	460,159
Total inventories	[1]	7,736,600	6,601,048
Investments in unconsolidated entities	[1]	656,837	716,949
Other assets	[1]	672,589	748,629
Total assets	[1]	10,055,048	8,850,135
LIABILITIES AND EQUITY
Accounts payable	[2]	412,558	271,365
Liabilities related to consolidated inventory not owned	[2]	45,028	384,876
Senior notes and other debts payable	[2]	4,690,213	4,194,432
Other liabilities	[2]	863,236	712,931
Total liabilities	[2]	6,011,035	5,563,604
Rialto Investments [Member]
ASSETS
Cash and cash equivalents	[1]	303,889	201,496
Restricted cash	[1]	46,975	2,593
Receivables, net	[1],[3]	153,773	111,833
Inventories:
Loans receivable, net	[1]	130,105	278,392
Loans held-for-sale	[1],[4]	113,596	44,228
Real estate owned - held-for-sale	[1]	190,535	197,851
Real estate owned - held-and-used, net	[1]	255,795	428,989
Investments in unconsolidated entities	[1]	175,700	154,573
Other assets	[1]	87,784	59,358
Total assets	[1]	1,458,152	1,479,313
LIABILITIES AND EQUITY
Senior notes and other debts payable	[5]	623,246	441,883
Other liabilities		123,798	55,125
Total liabilities	[2]	747,044	497,008
Lennar Financial Services [Member]
ASSETS
Cash and cash equivalents		90,010	73,066
Restricted cash		8,609	10,283
Receivables, net	[6]	150,858	127,223
Inventories:
Loans held-for-sale	[7]	738,396	414,231
Other assets	[8]	78,394	49,161
Total assets	[1]	1,177,053	796,710
LIABILITIES AND EQUITY
Other liabilities	[9]	192,500	169,473
Total liabilities	[2]	896,643	543,639
Lennar Multifamily [Member]
ASSETS
Cash and cash equivalents		2,186	519
Inventories:
Land and land under development		120,666	88,260
Consolidated inventory not owned		5,508	10,500
Investments in unconsolidated entities		105,674	46,301
Other assets		18,240	1,509
Total assets	[1]	268,014	147,089
LIABILITIES AND EQUITY
Accounts payable		48,235	17,518
Liabilities related to consolidated inventory not owned		4,008	10,150
Senior notes and other debts payable		0	13,858
Total liabilities	[2]	52,243	41,526
Class A Common Stock [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	[2]	17,424	18,483
Total equity		17,424	18,483
Class B Common Stock [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	[2]	3,298	3,298
Total equity		$ 3,298	$ 3,298

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	As of November 30, 2014, total liabilities include $149.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $6.8 million is included in Lennar Homebuilding accounts payable, $45.0 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $61.6 million in Lennar Homebuilding senior notes and other debts payable, $14.8 million in Lennar Homebuilding other liabilities and $21.5 million in Rialto liabilities.As of November 30, 2013, total liabilities include $294.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $3.0 million is included in Lennar Homebuilding accounts payable, $191.6 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $75.1 million in Lennar Homebuilding senior notes and other debts payable, $4.9 million in Lennar Homebuilding other liabilities and $20.2 million in Rialto liabilities.
[3]	Receivables, net primarily related to loans sold but not settled as of November 30, 2014 and 2013.
[4]	Loans held-for-sale related to unsold loans originated by RMF carried at fair value.
[5]	Notes and other debts payable included $351.9 million and $250.0 million related to the 7.00% Senior Notes due 2018 ("7.00% Senior Notes") as of November 30, 2014 and 2013, respectively, $141.3 million and $76.0 million related to the RMF warehouse repurchase financing agreements as of November 30, 2014 and 2013, respectively, and $58.0 million related to notes issued through a structured note offering as of November 30, 2014.
[6]	Receivables, net, primarily related to loans sold to investors for which the Company had not yet been paid as of November 30, 2014 and 2013, respectively.
[7]	Loans held-for-sale related to unsold loans carried at fair value.
[8]	Other assets included mortgage loan commitments carried at fair value of $12.7 million and $7.3 million as of November 30, 2014 and 2013, respectively. Other assets also included forward contracts carried at fair value of $1.4 million as of November 30, 2013. In addition, other assets included mortgage servicing rights carried at fair value of $17.4 million and $11.5 million as of November 30, 2014 and 2013, respectively, and other investment securities of $16.8 million as of November 30, 2014.
[9]	Other liabilities included $69.3 million and $74.5 million as of November 30, 2014 and 2013, respectively, of certain of the Company’s self-insurance reserves related to construction defects, general liability and workers’ compensation. Other liabilities also included forward contracts carried at fair value of $7.6 million as of November 30, 2014.